UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2007
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            05/14/2007
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                        103

Form 13f Information Table Value Total:                   30630899
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aon Corporation                COM              037389103   951000 25052700 SH       Sole                 20874700           4178000
                                                            555241 14627000 SH       Defined 01           14627000
                                                               949    25000 SH       Other                   25000
CEMEX S.A.B. de C.V. ADR       COM              151290889  1052068 32124210 SH       Sole                 28157166           3967044
                                                            674613 20598872 SH       Defined 01           20598872
                                                               783    23906 SH       Other                   23906
Chesapeake Energy Corporation  COM              165167107   956590 30977659 SH       Sole                 26778659           4199000
                                                            551399 17856200 SH       Defined 01           17856200
                                                               803    26000 SH       Other                   26000
Comcast Corporation Cl A       COM              20030N101    13702   528000 SH       Sole                   250500            277500
Comcast Corporation Spl Cl A   COM              20030N200   414790 16285424 SH       Sole                 14108924           2176500
                                                            246843  9691531 SH       Defined 01            9691531
                                                               325    12750 SH       Other                   12750
Del Monte  Foods Company       COM              24522P103     2355   205150 SH       Sole                                     205150
                                                            151235 13173806 SH       Defined 01           13173806
Dell Inc.                      COM              24702R101  1742722 75084960 SH       Sole                 65828682           9256278
                                                           1257530 54180530 SH       Defined 01           54180530
                                                              1416    61000 SH       Other                   61000
DIRECTV Group, Inc.            COM              25459L106  1275895 55305396 SH       Sole                 48271195           7034201
                                                            526247 22810900 SH       Defined 01           22810900
                                                               741    32108 SH       Other                   32108
Discovery Holding Company      COM              25468Y107   210045 10979873 SH       Sole                  9793573           1186300
                                                            320568 16757344 SH       Defined 01           16757344
                                                               117     6100 SH       Other                    6100
EBay Inc.                      COM              278642103    74934  2260458 SH       Sole                  2084000            176458
                                                            162936  4915100 SH       Defined 01            4915100
EnCana Corporation             COM              292505104    84096  1661000 SH       Sole                  1661000
                                                            165307  3265000 SH       Defined 01            3265000
Everest Re Group, Ltd.         COM              G3223R108   192427  2000900 SH       Sole                  1896900            104000
                                                            136735  1421800 SH       Defined 01            1421800
Fair Isaac Corporation         COM              303250104     1133    29300 SH       Sole                                      29300
                                                             73585  1902400 SH       Defined 01            1902400
FedEx Corporation              COM              31428X106   398634  3710638 SH       Sole                  2991638            719000
                                                            429570  3998600 SH       Defined 01            3998600
                                                               702     6533 SH       Other                    6533
First Horizon National Corpora COM              320517105      997    24000 SH       Sole                    24000
General Motors Corporation     COM              370442105   823827 26887300 SH       Sole                 23045600           3841700
                                                            436314 14240000 SH       Defined 01           14240000
                                                               643    21000 SH       Other                   21000
Hilb Rogal & Hobbs Company     COM              431294107     3581    73000 SH       Sole                                      73000
                                                            172970  3526400 SH       Defined 01            3526400
IDT Corporation                COM              448947101       71     6300 SH       Sole                                       6300
                                                              5182   459400 SH       Defined 01             459400
IDT Corporation Cl B           COM              448947309     1777   156550 SH       Sole                                     156550
                                                            115013 10133310 SH       Defined 01           10133310
IHOP Corp.                     COM              449623107    28680   489000 SH       Sole                   287000            202000
                                                            174666  2978100 SH       Defined 01            2978100
Ingersoll-Rand Company Limited COM              G4776G101   233126  5375282 SH       Sole                  5028282            347000
                                                            170487  3931000 SH       Defined 01            3931000
Level 3 Communications, Inc.   COM              52729N100   618782 101439647 SH      Sole                 87065000          14374647
                                                           1230210 201673756 SH      Defined 01          201673756
Liberty Media Corporation Capi COM              53071M302   991821  8968454 SH       Sole                  7902604           1065850
                                                            466433  4217676 SH       Defined 01            4217676
                                                               802     7250 SH       Other                    7250
Liberty Media Corporation Inte COM              53071M104  1101258 46232488 SH       Sole                 40017538           6214950
                                                            537967 22584666 SH       Defined 01           22584666
                                                               887    37250 SH       Other                   37250
Millea Holdings, Inc. ADR      COM              60032R106   194219  5253417 SH       Sole                  3994417           1259000
NTT DoCoMo, Inc. ADR           COM              62942M201    27575  1496200 SH       Sole                   987200            509000
Odyssey Re Holdings Corp.      COM              67612W108    65294  1661000 SH       Sole                  1055000            606000
                                                             33170   843800 SH       Defined 01             843800
PepsiAmericas, Inc.            COM              71343P200    10743   481300 SH       Sole                   389300             92000
                                                            117468  5262900 SH       Defined 01            5262900
Pioneer Natural Resources Comp COM              723787107   492181 11416857 SH       Sole                  9058357           2358500
                                                            551321 12788700 SH       Defined 01           12788700
                                                               690    16000 SH       Other                   16000
Potlatch Corporation           COM              737630103     2589    56545 SH       Sole                                      56545
                                                            169479  3702022 SH       Defined 01            3702022
Royal Philips Electronics ADR  COM              500472303   775002 20341253 SH       Sole                 17520253           2821000
                                                            178172  4676434 SH       Defined 01            4676434
                                                               762    20000 SH       Other                   20000
Ruddick Corporation            COM              781258108     1408    46800 SH       Sole                                      46800
                                                            145091  4823500 SH       Defined 01            4823500
Service Corporation Internatio COM              817565104     3120   263100 SH       Sole                                     263100
                                                            198292 16719400 SH       Defined 01           16719400
Sprint Nextel Corporation      COM              852061100   994364 52445348 SH       Sole                 46522848           5922500
                                                            508467 26817900 SH       Defined 01           26817900
                                                               872    46000 SH       Other                   46000
Symantec Corporation           COM              871503108   386232 22325575 SH       Sole                 18774575           3551000
                                                            109246  6314800 SH       Defined 01            6314800
                                                               709    41000 SH       Other                   41000
Telephone and Data Systems, In COM              879433100   150213  2519500 SH       Sole                  2169500            350000
                                                             91266  1530800 SH       Defined 01            1530800
                                                               358     6000 SH       Other                    6000
Telephone and Data Systems, In COM              879433860   662641 11854047 SH       Sole                  9653910           2200137
                                                            316741  5666200 SH       Defined 01            5666200
                                                               335     6000 SH       Other                    6000
Texas Industries, Inc.         COM              882491103     3520    46600 SH       Sole                                      46600
                                                            245080  3244800 SH       Defined 01            3244800
Trend Micro Incorporated ADR   COM              89486M206      766    28000 SH       Sole                                      28000
Walt Disney Company            COM              254687106  1189964 34561834 SH       Sole                 29556334           5005500
                                                            533314 15489800 SH       Defined 01           15489800
                                                               998    29000 SH       Other                   29000
Wendy's International, Inc.    COM              950590109   114677  3663800 SH       Defined 01            3663800
Willis Group Holdings Limited  COM              G96655108   202551  5117500 SH       Sole                  4962500            155000
                                                            241398  6099000 SH       Defined 01            6099000
Worthington Industries, Inc.   COM              981811102      854    41500 SH       Sole                                      41500
                                                             54716  2658700 SH       Defined 01            2658700
Yum! Brands, Inc.              COM              988498101   594011 10284126 SH       Sole                  8849064           1435062
                                                            688909 11927100 SH       Defined 01           11927100
                                                               809    14000 SH       Other                   14000
Fairfax Financial Holdings Lim COM              303901102   423018  1876980 SH       Sole                  1677980            199000
                                                            404767  1796000 SH       Defined 01            1796000